Other Current Monetary Assets - Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposits and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months (Detail)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of annual yield rates of other current monetary assets [Line Items]
Repurchase agreements collateralized by bonds with maturities of more than three months	2.50%
Bottom of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%	0.03%
Top of Range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	2.73%	3.05%